Organization and Description of Business	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business
1. ORGANIZATION AND DESCRIPTION OF BUSINESS
Matterport, Inc. and its subsidiaries (collectively, “Matterport” or the “Company”) is leading the digitization and datafication of the built world. Matterport’s pioneering technology has set the standard for digitizing, accessing and managing buildings, spaces and places online. Matterport’s platform comprising innovative software, spatial data-driven data science, and 3D capture technology has broken down the barriers that have kept the largest asset class in the world, buildings and physical spaces, offline and underutilized for so long. The Company was incorporated in the state of Delaware in 2011. The Company is headquartered at Sunnyvale, California. Operating results are presented as of and for the years ended on December 31, 2020 and 2019.
On July 22, 2021, the Company consummated the merger (collectively with the other transactions described in the Merger Agreement, the “Merger”, “Closing”, or “Transactions”) pursuant to an Agreement and Plan of Merger, dated February 7, 2021 (the “Merger Agreement”), by and among the Company (at such time named Gores Holding VI, Inc., (“Gores”, or “GHVI”), Maker Merger Sub, Inc. (“First Merger Sub”), Maker Merger Sub II, LLC (“Second Merger Sub”), and the
pre-Merger
Matterport, Inc. (“Legacy Matterport”). In connection with the consummation of the Merger, the registrant changed its name from Gores Holdings VI, Inc. to Matterport, Inc. First Merger Sub merged with and into Legacy Matterport, with Legacy Matterport continuing as the surviving corporation (the “First Merger”), and immediately following the First Merger and as part of the same overall transaction as the First Merger, Legacy Matterport merged with and into Second Merger Sub, with Second Merger Sub continuing as the surviving entity as a wholly owned subsidiary of the Company, under the new name “Matterport Operating, LLC” (the “Mergers”). See Note 15 “Subsequent Events” for additional information.
The Merger was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, Gores was treated as the “acquired” company for financial reporting purposes. The financial statements of the combined entity upon consummation of the Merger represented a continuation of the financial statements of Matterport with the Merger being treated as the equivalent of Matterport issuing stock for the net assets of Gores, accompanied by a recapitalization. The net assets of Gores are stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Merger are presented as those of Matterport in future reports of the combined entity. All periods prior to the Merger have been retroactively adjusted using the exchange ratio of approximately 4.1193 for the equivalent number of shares outstanding immediately after the Merger to effect the reverse recapitalization.